Commitments And Contingencies - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 16, 2022
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Lease liabilities		€ 29,145	€ 17,259	€ 16,249
Lease expense		8,953	€ 6,999	€ 3,338
Jumpman
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Estimated financial effect of contingent liabilities		€ 21,500
St. Pancras
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Lease liabilities					€ 86,000
Lease term (in years)					15 years
Lease expense	€ 17,000